Cash Flow Items - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (11.9)	$ (45.6)
Inventories and non-current ore stockpiles	(105.9)	(51.4)
Accounts payable and accrued liabilities	56.0	(17.4)
Movements in non-cash working capital items and non-current ore stockpiles	$ (61.8)	$ (114.4)